Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year at Oct. 31, 2023		$ 4,925	$ 16,082	$ 109		$ 30,352				$ 2,162	$ (1,026)	$ 592	$ 128	$ 14	$ (407)	$ 232
Net income attributable to equity shareholders	$ 7,115					7,115
Net income attributable to non-controlling interests	39															39
Net gains (losses) on equity securities designated at FVOCI														(13)
Net change in debt securities measured at FVOCI															100
Net change in foreign currency translation adjustments										14
Net change in cash flow hedges	1,535										1,535
Net change in post-employment defined benefit plans	250											250
Net change attributable to changes in credit risk	(216)												(216)
Dividends and distributions		(143)	(3,382)				$ (263)	$ (3,382)								(8)
Premium on purchase of common shares for cancellation						(329)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						(15)								15
Issue of equity		1,000	1,019
Compensation expense arising from equity-settled share-based awards				16
Purchase of common shares for cancellation, Amount			(90)
Exercise of stock options and settlement of other equity-settled share-based awards				(9)
Treasury shares		(4)
Redemption of preferred shares and LRCNs		(975)
Other				43	[1]	(7)										9
Balance at end of year at Oct. 31, 2024	59,007	4,946	17,011	159		33,471			$ 3,148	2,176	509	842	(88)	16	(307)	272
Net income attributable to equity shareholders	8,429					8,429
Net income attributable to non-controlling interests	25															25
Net gains (losses) on equity securities designated at FVOCI														18
Net change in debt securities measured at FVOCI															354
Net change in foreign currency translation adjustments										35
Net change in cash flow hedges	491										491
Net change in post-employment defined benefit plans	208											208
Net change attributable to changes in credit risk	(34)												(34)
Dividends and distributions		(123)	(3,629)				$ (364)	$ (3,629)								(9)
Premium on purchase of common shares for cancellation						(1,396)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						2								(2)
Issue of equity		2,770	168
Compensation expense arising from equity-settled share-based awards				20
Purchase of common shares for cancellation, Amount			(335)
Exercise of stock options and settlement of other equity-settled share-based awards				(10)
Treasury shares		3	1
Redemption of preferred shares and LRCNs		(1,350)
Other				57	[1]	(42)										(4)
Balance at end of year at Oct. 31, 2025	$ 64,413	$ 6,369	$ 16,845	$ 226		$ 36,471			$ 4,218	$ 2,211	$ 1,000	$ 1,050	$ (122)	$ 32	$ 47	$ 284

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the consolidated statement of income.